UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-9465

        Nuveen Connecticut Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          02/28/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
February 28, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 4.7% (3.2% of Total Investments)

	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
$125	5.000%, 5/15/22	5/11 at 100.00	Baa3	$ 126,561
500	5.400%, 5/15/31	5/11 at 100.00	Baa3	488,645

1,270	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%,	5/11 at 100.00	Baa3	1,228,306
	5/15/41

	Education and Civic Organizations - 30.8% (20.9% of Total Investments)

705	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	Aaa	744,283
	Program, Series 2001A, 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured

50	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University,	7/08 at 101.00	AA	51,101
	Series 1998E, 5.000%, 7/01/28 - RAAI Insured

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven,	7/06 at 102.00	BBB-	516,085
	Series 1996D, 6.700%, 7/01/26

750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/12 at 100.00	AAA	818,520
	University System, Series 2003E, 5.000%, 11/01/15 - FGIC Insured

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	No Opt. Call	AAA	553,620
	University System, Series 2003F, 5.000%, 11/01/13 - FSA Insured

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	7/11 at 101.00	AAA	1,561,905
	2001G, 5.000%, 7/01/31 - AMBAC Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2	1,086,620
	Series 2001D, 5.500%, 7/01/23

350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	4/14 at 100.00	AAA	380,310
	2004H, 5.000%, 7/01/17 (Alternative Minimum Tax) - MBIA Insured

625	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series	3/11 at 101.00	AAA	647,594
	2001B, 5.000%, 3/01/32 - FSA Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford,	7/12 at 101.00	AA	1,049,440
	Series 2002E, 5.250%, 7/01/32 - RAAI Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/09 at 100.00	AAA	1,056,290
	2002W, 5.125%, 7/01/27

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
125	5.375%, 2/01/19	2/09 at 101.00	BBB	130,582
270	5.375%, 2/01/29	2/09 at 101.00	BBB	278,996

	University of Connecticut, General Obligation Bonds, Series 2001A:
1,000	4.750%, 4/01/20	4/11 at 101.00	AA	1,041,800
1,000	5.250%, 4/01/20	4/11 at 101.00	AA	1,095,820
1,000	4.750%, 4/01/21	4/11 at 101.00	AA	1,038,060

	Healthcare - 3.7% (2.5% of Total Investments)

125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series	7/09 at 101.00	Aaa	129,514
	1999G, 5.000%, 7/01/24 - MBIA Insured

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series	7/12 at 101.00	AA	1,074,600
	2002B, 5.500%, 7/01/32 - RAAI Insured

250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series	7/15 at 100.00	Aa3	259,183
	2005B, 5.000%, 7/01/23 - RAAI Insured

	Housing/Multifamily - 2.0% (1.2% of Total Investments)

750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments,	No Opt. Call	BBB+	768,480
	Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Housing/Single Family - 2.6% (1.8% of Total Investments)

1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	1,020,100
	5.300%, 11/15/33 (Alternative Minimum Tax)

	Industrials - 2.6% (1.8% of Total Investments)

1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern	12/11 at 102.00	Baa2	1,030,020
	Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care - 2.1% (1.3% of Total Investments)

300	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park Baptist	12/11 at 102.00	BBB+	314,604
	Home Inc., Series 2003, 5.750%, 12/01/23

500	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer's Resource	8/05 at 101.00	N/R	491,230
	Center of Connecticut Inc., Series 1994A, 7.250%, 8/15/21

	Tax Obligation/General - 22.0% (14.9% of Total Investments)

500	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 - MBIA Insured	No Opt. Call	AAA	558,860

750	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21	6/12 at 100.00	AA	835,598

1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19	4/12 at 100.00	AA	1,107,730

560	Connecticut, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 - FGIC Insured	4/14 at 100.00	AAA	596,814

545	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/13 - MBIA Insured	No Opt. Call	Aaa	604,100

500	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.125%, 7/15/20 - FGIC Insured	7/11 at 102.00	Aaa	544,295

1,000	Hartford, Connecticut, General Obligation Bonds, Series 1998, 4.700%, 1/15/15 - FGIC Insured	1/08 at 102.00	AAA	1,046,500

400	Hartford, Connecticut, General Obligation Bonds, Series 2004, 5.500%, 8/15/11 - MBIA Insured	No Opt. Call	AAA	451,416

375	New Haven, Connecticut, General Obligation Bonds, Series 1999, 4.700%, 2/01/15 - FGIC Insured	2/08 at 101.00	AAA	387,907

1,000	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 - FGIC Insured	11/10 at 101.00	AAA	1,051,740

565	Newtown, Connecticut, General Obligation Bonds, Series 2004, 4.000%, 6/15/11	No Opt. Call	Aa2	588,606

250	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	266,703

500	Waterbury, Connecticut, General Obligation Bonds, Series 2004B, 5.000%, 4/01/13 - FSA Insured	No Opt. Call	AAA	549,295

	Tax Obligation/Limited - 16.7% (11.3% of Total Investments)

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for	7/08 at 105.00	A	1,094,400
	Waterbury Inc., Series 1998A, 6.750%, 7/01/28

1,475	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1998B,	No Opt. Call	AAA	1,678,137
	5.500%, 11/01/12 - FSA Insured

625	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	686,613

	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	12/11 at 101.00	AA-	633,438
1,000	5.000%, 12/15/30	12/11 at 101.00	AA-	1,035,500

500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan	10/08 at 101.00	AA	532,030
	Notes, Series 1998A, 5.500%, 10/01/18 - RAAI Insured

750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.375%,	10/10 at 101.00	BBB	860,880
	10/01/19

	Transportation - 6.6% (4.5% of Total Investments)

2,500	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A, 5.125%,	4/11 at 101.00	AAA	2,586,650
	10/01/26 (Alternative Minimum Tax) - FGIC Insured

	U.S. Guaranteed *** - 33.5% (22.7% of Total Investments)

515	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	552,374
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	563,485
	5.375%, 7/01/18 (Pre-refunded to 7/01/12) - FSA Insured

2,000	Connecticut, Clean Water Fund Revenue Bonds, Series 2001, 5.500%, 10/01/20 (Pre-refunded to	10/11 at 100.00	AAA	2,259,320
	10/01/11)

700	Farmington, Connecticut, General Obligation Bonds, Series 2001, 4.875%, 3/15/20 (Pre-refunded to	3/11 at 101.00	Aa1***	768,187
	3/15/11)

	Hamden, Connecticut, General Obligation Bonds, Series 2001:
640	5.250%, 8/15/18 (Pre-refunded to 8/15/11) - MBIA Insured	8/11 at 102.00	AAA	723,264
635	5.000%, 8/15/19 (Pre-refunded to 8/15/11) - MBIA Insured	8/11 at 102.00	AAA	708,438
300	5.000%, 8/15/20 (Pre-refunded to 8/15/11) - MBIA Insured	8/11 at 102.00	AAA	334,695

	Norwich, Connecticut, General Obligation Bonds, Series 2001A:
585	5.000%, 4/01/15 (Pre-refunded to 4/01/09) - FGIC Insured	4/09 at 100.00	Aaa	626,342
575	5.000%, 4/01/17 (Pre-refunded to 4/01/09) - FGIC Insured	4/09 at 100.00	Aaa	614,497
475	5.000%, 4/01/18 (Pre-refunded to 4/01/09) - FGIC Insured	4/09 at 100.00	Aaa	507,628
575	5.000%, 4/01/19 (Pre-refunded to 4/01/09) - FGIC Insured	4/09 at 100.00	Aaa	613,358
275	5.000%, 4/01/20 (Pre-refunded to 4/01/09) - FGIC Insured	4/09 at 100.00	Aaa	290,590

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,425	5.500%, 10/01/32	10/10 at 101.00	AAA	1,570,749
1,300	5.500%, 10/01/40	10/10 at 101.00	AAA	1,432,964

1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded to	4/12 at 100.00	AAA	1,124,500
	4/01/12) - FSA Insured

370	Windsor, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/20 (Pre-refunded to	7/09 at 100.00	Aa2***	399,049
	7/15/09)

	Utilities - 11.5% (7.8% of Total Investments)

500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	Baa1	531,585
	Power Company, Series 1993A, 5.850%, 9/01/28

1,000	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon	7/05 at 100.00	BBB	1,019,700
	Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)

1,975	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA	7/10 at 101.00	AAA	2,130,413
	Insured

790	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1995Z, 5.250%, 7/01/21	7/05 at 100.00	A-	795,483

	Water and Sewer - 8.7% (5.9% of Total Investments)

1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,290,181

500	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003B, 5.000%, 10/01/12	No Opt. Call	AAA	551,885

	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series
	2003A:
750	5.000%, 8/01/20 - MBIA Insured	8/13 at 100.00	AAA	803,670
720	5.000%, 8/01/33 - MBIA Insured	8/13 at 100.00	AAA	751,395
$53,880	Total Long-Term Investments (cost $53,751,281) - 147.5%			57,643,233

	Short-Term Investments - 0.3% (0.2% of Total Investments)

125	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	125,000
	Obligations, Series 1985, 1.780%, 12/01/15 - MBIA Insured †

$125	Total Short-Term Investments (cost $125,000)			125,000

	Total Investments (cost $54,876,281) - 147.8%			57,768,233

	Other Assets Less Liabilities - 2.1%			814,550

	Preferred Shares, at Liquidation Value - (49.9)%			(19,500,000)

	Net Assets Applicable to Common Shares - 100%			$39,082,793

Forward Swap Contracts outstanding at February 28, 2005:
				Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JP Morgan dated January 11, 2005, to pay
semi-annually the notional amount multiplied by 5.235% (annualized)
and receive quarterly the notional amount multiplied by the
three-month USD-LIBOR (United States Dollar-London
Inter-Bank Offered Rates).	$500,000	8/17/05	8/17/25	$(3,554)

				$(3,554)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $54,852,218.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
	Appreciation	$3,010,117
	Depreciation	(94,102)

	Net unrealized appreciation of investments	$2,916,015

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/29/05

* Print the name and title of each signing officer under his or her signature.